Net income (loss) per common share	12 Months Ended
Dec. 31, 2017
Earnings Per Share
Net Income (Loss) Per Common Share

Note 34 – Net income per common share

The following table sets forth the computation of net income per common share (“EPS”), basic and diluted, for the years ended December 31, 2017, 2016 and 2015:

(In thousands, except per share information)		2017	2016	2015
Net income from continuing operations		$107,681	$215,556	$893,997
Net income from discontinued operations		-	1,135	1,347
Preferred stock dividends		(3,723)	(3,723)	(3,723)
Net income applicable to common stock		$103,958	$212,968	$891,621
Average common shares outstanding		101,966,429	103,275,264	102,967,186
Average potential dilutive common shares		78,907	102,019	157,123
Average common shares outstanding - assuming dilution		102,045,336	103,377,283	103,124,309
Basic EPS from continuing operations		$1.02	$2.05	$8.65
Basic EPS from discontinued operations	$	―	$0.01	$0.01
Total Basic EPS		$1.02	$2.06	$8.66
Diluted EPS from continuing operations		$1.02	$2.05	$8.64
Diluted EPS from discontinued operations	$	―	$0.01	$0.01
Total Diluted EPS		$1.02	$2.06	$8.65

As disclosed in Note 23, during the quarter ended March 31, 2017, the Corporation completed a $75 million privately negotiated accelerated share repurchase transaction (“ASR”). As part of this transaction, the Corporation entered into a forward contract in which the final number of shares delivered at settlement was based on the average daily volume weighted average price (“VWAP”) of its common stock, net of a discount, during the term of the ASR. Based on the discounted VWAP of $40.60, the Corporation received 1,847,372 shares of its outstanding common stock.

Potential common shares consist of common stock issuable under the assumed exercise of stock options, restricted stock and performance shares awards using the treasury stock method. This method assumes that the potential common shares are issued and the proceeds from exercise, in addition to the amount of compensation cost attributed to future services, are used to purchase common stock at the exercise date. The difference between the number of potential shares issued and the shares purchased is added as incremental shares to the actual number of shares outstanding to compute diluted earnings per share. Warrants, stock options, restricted stock and performance shares awards, if any, that result in lower potential shares issued than shares purchased under the treasury stock method are not included in the computation of dilutive earnings per share since their inclusion would have an antidilutive effect in earnings per common share.

For the years ended December 31, 2017, 2016 and 2015, there were no stock options outstanding.